Deferred Income Tax Assets and Liabilities - Schedule of Deferred Income Tax Assets and Liabilities (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Total Deferred Income Tax Liabilities [Member]
Deferred income tax assets
Beginning balance	S/ (44)	S/ (298)
Effect on profit or loss	360	254
Effect on OCI
Quarry rehabilitation provision	(1,558)
Ending balance	(1,242)	(44)
Total Deferred Income Tax Liabilities Net [Member]
Deferred income tax assets
Beginning balance	21,816	11,428
Effect on profit or loss	13,178	10,388
Effect on OCI
Quarry rehabilitation provision
Ending balance	34,994	21,816
Total Deferred Income Tax Liabilities [Member]
Deferred income tax assets
Effect on profit or loss	11,710	13,218
Effect on OCI	173	109
Movement of Deferred Income Tax Assets [Member] | Impairment of Investments in Subsidiary [Member]
Deferred income tax assets
Beginning balance	7,375
Effect on profit or loss	10,325	7,375
Effect on OCI
Quarry rehabilitation provision
Ending balance	17,700	7,375
Movement of Deferred Income Tax Assets [Member] | Provision of Discounts and Bonuses to Customers [Member]
Deferred income tax assets
Beginning balance	2,691	1,864
Effect on profit or loss	1,930	827
Effect on OCI
Quarry rehabilitation provision
Ending balance	4,621	2,691
Movement of Deferred Income Tax Assets [Member] | Provision for Expected Credit Losses on Trade Accounts Receivable [Member]
Deferred income tax assets
Beginning balance	3,291	2,561
Effect on profit or loss	770	730
Effect on OCI
Quarry rehabilitation provision
Ending balance	4,061	3,291
Movement of Deferred Income Tax Assets [Member] | Provision for Vacations [Member]
Deferred income tax assets
Beginning balance	2,458	2,215
Effect on profit or loss	269	243
Effect on OCI
Quarry rehabilitation provision
Ending balance	2,727	2,458
Movement of Deferred Income Tax Assets [Member] | Effect of Differences Between Book and Tax Bases of Inventories [Member]
Deferred income tax assets
Beginning balance	863	55
Effect on profit or loss	489	808
Effect on OCI
Quarry rehabilitation provision
Ending balance	1,352	863
Movement of Deferred Income Tax Assets [Member] | Lease Liability [Member]
Deferred income tax assets
Beginning balance	144	441
Effect on profit or loss	(443)	(297)
Effect on OCI
Quarry rehabilitation provision	1,558
Ending balance	1,259	144
Movement of Deferred Income Tax Assets [Member] | Effect of Differences Between Book and Tax Bases of Fixed Assets [Member]
Deferred income tax assets
Beginning balance	1,278	1,276
Effect on profit or loss	(124)	2
Effect on OCI
Quarry rehabilitation provision
Ending balance	1,154	1,278
Movement of Deferred Income Tax Assets [Member] | Legal Claim Contingency [Member]
Deferred income tax assets
Beginning balance	313	461
Effect on profit or loss		(148)
Effect on OCI
Quarry rehabilitation provision
Ending balance	313	313
Movement of Deferred Income Tax Assets [Member] | Estimate for Devaluation of Spare Parts and Supplies. [Member]
Deferred income tax assets
Beginning balance	599	422
Effect on profit or loss	(343)	177
Effect on OCI
Quarry rehabilitation provision
Ending balance	256	599
Movement of Deferred Income Tax Assets [Member] | Others [Member]
Deferred income tax assets
Beginning balance	2,848	2,431
Effect on profit or loss	(55)	417
Effect on OCI
Quarry rehabilitation provision
Ending balance	2,793	2,848
Movement of Deferred Income Tax Assets [Member] | Deferred Income Tax Assets [Member]
Deferred income tax assets
Beginning balance	21,860	11,726
Effect on profit or loss	12,818	10,134
Effect on OCI
Quarry rehabilitation provision	1,558
Ending balance	36,236	21,860
Deferred Income Tax Liabilities [Member] | Right of Use Assets [Member]
Deferred income tax assets
Beginning balance	(61)	(315)
Effect on profit or loss	360	254
Effect on OCI
Quarry rehabilitation provision	(1,558)
Ending balance	(1,259)	(61)
Deferred Income Tax Liabilities [Member] | Others [Member]
Deferred income tax assets
Beginning balance	17	17
Effect on profit or loss
Effect on OCI
Quarry rehabilitation provision
Ending balance	17	17
Movement of Deferred Income Tax Liabilities [Member] | Provision for Expected Credit Losses on Trade Accounts Receivable [Member]
Deferred income tax assets
Beginning balance	1,038	1,107
Effect on profit or loss	(937)	(69)
Effect on OCI
Quarry rehabilitation provision
Ending balance	101	1,038
Movement of Deferred Income Tax Liabilities [Member] | Provision for Vacations [Member]
Deferred income tax assets
Beginning balance	4,396	4,220
Effect on profit or loss	398	176
Effect on OCI
Quarry rehabilitation provision
Ending balance	4,794	4,396
Movement of Deferred Income Tax Liabilities [Member] | Lease Liability [Member]
Deferred income tax assets
Beginning balance	1,934	1,226
Effect on profit or loss	(1,468)	708
Effect on OCI
Quarry rehabilitation provision	2,357
Ending balance	2,823	1,934
Movement of Deferred Income Tax Liabilities [Member] | Legal Claim Contingency [Member]
Deferred income tax assets
Beginning balance	41	210
Effect on profit or loss		(169)
Effect on OCI
Quarry rehabilitation provision
Ending balance	41	41
Movement of Deferred Income Tax Liabilities [Member] | Right of Use Assets [Member]
Deferred income tax assets
Beginning balance	(1,895)	(1,197)
Effect on profit or loss	1,211	(698)
Effect on OCI
Quarry rehabilitation provision	(2,357)
Ending balance	(3,041)	(1,895)
Movement of Deferred Income Tax Liabilities [Member] | Total Deferred Income Tax Liabilities Net [Member]
Deferred income tax assets
Beginning balance	(117,937)	(120,876)
Effect on profit or loss	(1,468)	2,830
Effect on OCI	173	109
Quarry rehabilitation provision
Ending balance	(119,232)	(117,937)
Movement of Deferred Income Tax Liabilities [Member] | Project Deterioration Salmueras [Member]
Deferred income tax assets
Beginning balance	18,437	18,245
Effect on profit or loss	261	192
Effect on OCI
Quarry rehabilitation provision
Ending balance	18,698	18,437
Movement of Deferred Income Tax Liabilities [Member] | Impairment of Fixed Assets [Member]
Deferred income tax assets
Beginning balance	8,606	8,928
Effect on profit or loss	(365)	(322)
Effect on OCI
Quarry rehabilitation provision
Ending balance	8,241	8,606
Movement of Deferred Income Tax Liabilities [Member] | Financial Instrument at Fair Value with Changes in Other Comprehensive Income [Member]
Deferred income tax assets
Beginning balance	6,923	6,814
Effect on profit or loss
Effect on OCI	173	109
Quarry rehabilitation provision
Ending balance	7,096	6,923
Movement of Deferred Income Tax Liabilities [Member] | Estimate for Depreciation of Spare Parts and Supplies [Member]
Deferred income tax assets
Beginning balance	8,408	6,683
Effect on profit or loss	(1,531)	1,725
Effect on OCI
Quarry rehabilitation provision
Ending balance	6,877	8,408
Movement of Deferred Income Tax Liabilities [Member] | Estimation for Impairment of Mining Assets [Member]
Deferred income tax assets
Beginning balance	7,085	7,380
Effect on profit or loss	(491)	(295)
Effect on OCI
Quarry rehabilitation provision
Ending balance	6,594	7,085
Movement of Deferred Income Tax Liabilities [Member] | Provision for Quarry Closure [Member]
Deferred income tax assets
Beginning balance	5,645	5,738
Effect on profit or loss	235	(532)
Effect on OCI
Quarry rehabilitation provision	615	439
Ending balance	6,495	5,645
Movement of Deferred Income Tax Liabilities [Member] | Provision for Compensation to Officials [Member]
Deferred income tax assets
Beginning balance	4,111	8,756
Effect on profit or loss	(415)	(4,645)
Effect on OCI
Quarry rehabilitation provision
Ending balance	3,696	4,111
Movement of Deferred Income Tax Liabilities [Member] | Others [Member]
Deferred income tax assets
Beginning balance	2,946	1,446
Effect on profit or loss	(2,357)	1,500
Effect on OCI
Quarry rehabilitation provision
Ending balance	589	2,946
Movement of Deferred Income Tax Liabilities [Member] | Total Deferred Income Tax Assets [Member]
Deferred income tax assets
Beginning balance	69,570	70,753
Effect on profit or loss	(6,670)	(1,731)
Effect on OCI	173	109
Quarry rehabilitation provision	2,972	439
Ending balance	66,045	69,570
Movement of Deferred Income Tax Liabilities [Member] | Effect of the Difference Between Accounting and Tax Bases of Fixed Assets and the Difference in Depreciation Rates [Member]
Deferred income tax assets
Beginning balance	(183,982)	(188,410)
Effect on profit or loss	3,616	4,867
Effect on OCI
Quarry rehabilitation provision	(615)	(439)
Ending balance	(180,981)	(183,982)
Movement of Deferred Income Tax Liabilities [Member] | Effect of costs incurred from bond issuance [Member]
Deferred income tax assets
Beginning balance	(1,588)	(1,980)
Effect on profit or loss	392	392
Effect on OCI
Quarry rehabilitation provision
Ending balance	(1,196)	(1,588)
Movement of Deferred Income Tax Liabilities [Member] | Others [Member]
Deferred income tax assets
Beginning balance	(42)	(42)
Effect on profit or loss	(17)
Effect on OCI
Quarry rehabilitation provision
Ending balance	(59)	(42)
Movement of Deferred Income Tax Liabilities [Member] | Total Deferred Income Tax Liabilities [Member]
Deferred income tax assets
Beginning balance	(187,507)	(191,629)
Effect on profit or loss	5,202	4,561
Effect on OCI
Quarry rehabilitation provision	(2,972)	(439)
Ending balance	S/ (185,277)	S/ (187,507)